Pension and Postretirement Benefit Plans (Components of net periodic benefit cost and other information) (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Amounts recognized in the Consolidated Balance Sheet
Non-current assets	$ 188	$ 46
Accrued benefit cost
Current liabilities	(60)	(60)
Non-current liabilities	(3,520)	(3,843)
Qualified and Non-qualified Pension Benefits
Change in plan assets
Company contributions	264	210
United States Qualified and Non-qualified Pension Benefits
Change in benefit obligation
Benefit obligation at beginning of year	16,452	13,967
Service cost	293	241	$ 258
Interest cost	655	676	598
Plan amendments		(266)
Actuarial (gain) loss	(657)	2,874
Benefit payments	(874)	(1,039)
Settlements, curtailments, special termination benefits and other	(13)	(1)
Benefit obligation at end of year	15,856	16,452	13,967
Change in plan assets
Fair value, beginning balance	14,643	13,889
Actual return on plan assets	100	1,749
Company contributions	113	45
Benefit payments	(874)	(1,039)
Settlements, curtailments, special termination benefits and other	(16)	(1)
Fair value, ending balance	13,966	14,643	13,889
Funded status at end of year	(1,890)	(1,809)
Amounts recognized in the Consolidated Balance Sheet
Non-current assets	3	3
Accrued benefit cost
Current liabilities	(47)	(46)
Non-current liabilities	(1,846)	(1,766)
Ending balance	(1,890)	(1,809)
Amounts recognized in accumulated other comprehensive income
Net actuarial loss (gain)	5,366	5,462
Prior service cost (credit)	(227)	(251)
Ending balance	5,139	5,211
Accumulated benefit obligations in excess of plan assets
Projected benefit obligation	15,856	16,435
Accumulated benefit obligation	14,834	15,319
Fair value of plan assets	13,966	14,623
Total Accumulated Benefit Obligation	14,834	15,335
International Qualified and Non-qualified Pension Benefits
Change in benefit obligation
Benefit obligation at beginning of year	6,979	6,346
Acquisitions	94
Service cost	154	141	147
Interest cost	206	252	238
Participant contributions	9	10
Foreign exchange rate changes	(589)	(663)
Plan amendments	(6)	3
Actuarial (gain) loss	(274)	1,128
Benefit payments	(232)	(235)
Settlements, curtailments, special termination benefits and other	(19)	(3)
Benefit obligation at end of year	6,322	6,979	6,346
Change in plan assets
Fair value, beginning balance	5,957	5,758
Acquisitions	8
Actual return on plan assets	287	813
Company contributions	151	165
Participant contributions	9	10
Foreign exchange rate changes	(498)	(554)
Benefit payments	(232)	(235)
Settlements, curtailments, special termination benefits and other	(13)
Fair value, ending balance	5,669	5,957	5,758
Funded status at end of year	(653)	(1,022)
Amounts recognized in the Consolidated Balance Sheet
Non-current assets	185	43
Accrued benefit cost
Current liabilities	(10)	(10)
Non-current liabilities	(828)	(1,055)
Ending balance	(653)	(1,022)
Amounts recognized in accumulated other comprehensive income
Net transition obligation (asset)	(2)	(3)
Net actuarial loss (gain)	1,610	2,200
Prior service cost (credit)	(68)	(93)
Ending balance	1,540	2,104
Accumulated benefit obligations in excess of plan assets
Projected benefit obligation	2,382	2,588
Accumulated benefit obligation	2,149	2,335
Fair value of plan assets	1,566	1,636
Total Accumulated Benefit Obligation	5,773	6,401
Postretirement Benefits
Change in benefit obligation
Benefit obligation at beginning of year	2,462	2,017
Service cost	75	65	80
Interest cost	98	97	88
Participant contributions	14	18
Foreign exchange rate changes	(22)	(11)
Plan amendments	(211)
Actuarial (gain) loss	(80)	415
Medicare Part D Reimbursement	1	1
Benefit payments	(122)	(140)
Settlements, curtailments, special termination benefits and other	1
Benefit obligation at end of year	2,216	2,462	2,017
Change in plan assets
Fair value, beginning balance	1,436	1,405
Actual return on plan assets	36	148
Company contributions	3	5
Participant contributions	14	18
Benefit payments	(122)	(140)
Fair value, ending balance	1,367	1,436	$ 1,405
Funded status at end of year	(849)	(1,026)
Accrued benefit cost
Current liabilities	(3)	(4)
Non-current liabilities	(846)	(1,022)
Ending balance	(849)	(1,026)
Amounts recognized in accumulated other comprehensive income
Net actuarial loss (gain)	815	914
Prior service cost (credit)	(270)	(102)
Ending balance	$ 545	$ 812